SHARES-BASED AWARDS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHARES-BASED AWARDS
SHARES-BASED AWARDS

NOTE 8 — SHARES-BASED AWARDS

Share Incentive Plans and Share Option Grants to Employees and Directors

In 2009, the Company adopted the 2009 Share Plan (the “2009 Plan”). In 2014, in connection with the Series C convertible preferred share financing, the Company adopted the 2014 Share Plan (the “2014 Plan”). Both the 2009 Plan and the 2014 Plan provide for the granting of incentive and non-statutory share options to directors, officers, employees, and consultants. Under the 2009 Plan and the 2014 Plan, the Company may grant options to purchase up to 5,000,000 and 31,884,190 common shares, respectively, at prices not less than the fair market value (FMV) at the date of grant, with limited exceptions. These options generally expire 10 years from the date of grant and are exercisable when the options vest. Incentive share options and non-statutory options generally vest over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years.

In January 2021, the Company’s Board of Directors approved the 2021 Stock Incentive Plan (the “2021 Plan”). The 2021 Plan replaced the 2009 Plan and 2014 Plan. 3,981,178 shares reserved for future issuance under 2009 Plan and 2014 Plan were removed and added to share reserve under the 2021 Plan. If outstanding share awards issued under the 2009 Plan and 2014 Plan 1) expire or terminate for any reason prior to exercise or settlement, 2) are forfeited, canceled or otherwise returned to the Company because of the failure to meet vesting conditions, or 3) are reacquired, withheld to satisfy a tax withholding obligation in connection with an award or to satisfy the purchase price or exercise price of a share award (collectively, the “Returning Shares”), will be added back to the 2021 Plan. The 2021 Plan provides for the grant of incentive share options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of non-statutory share options, restricted shares, Restricted Stock Units (RSU), share appreciation rights, performance based awards and cash based awards to the Company’s employees, directors, and consultants and its parent and subsidiary corporations’ employees and consultants. The 2021 Plan became effective in January 2021. 16,616,225 shares were authorized to issue under the 2021 Plan. In January 2021, the Company also increased the number of shares reserved for issuance under the 2014 Share Plan by 2,033,333 shares which was transferred to the 2021 Plan.

As of June 30, 2021, 4,469,725 shares were remaining under the 2021 Plan. No shares were remaining under the 2009 Plan and 2014 Plan for future grant. As of December 31, 2020, nil and 3,981,178 shares were remaining under the 2009 Plan and the 2014 Plan, respectively, for future grant.

A summary of share option activity under the 2009 Plan, the 2014 Plan, and the 2021 Plan is as follows:

	Outstanding Options
			Weighted-
		Weighted	Average	Intrinsic
		Average	Remaining	Value
	Number of	Exercise	Contractual	(in
	Options	Price	Term	thousands)
Balance – December 31, 2020	26,730,453	$2.21	7.8	$118,155
Options granted	3,177,756	7.51
Options exercised	(3,028,530)	1.74
Options canceled	(780,343)	3.13
Balance – June 30, 2021	26,099,336	$1.80	8.5	$2,491,171
Options vested and exercisable June 30, 2021	14,842,155	$1.88	6.6	$883,724

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of common shares. The aggregate intrinsic value of options exercised was approximately $102.5 million for the six months ended June 30, 2021,and $0.7 million for the six months ended June 30, 2020.

The total fair value of share options granted during the six months ended June 30, 2021 and 2020, was approximately $23.9 million and $10.1 million, respectively, which is being recognized over the respective vesting periods. The total fair value of share options vested during the six months ended June 30, 2021 and 2020, was approximately $3.1 million and $1.8 million, respectively. The unamortized share-based compensation for the six months ended June 30, 2021 was approximately $817.2 million, and weighted average remaining amortization period as of June 30, 2021 was 3.9 years.

The Black-Scholes Model used to value share options incorporates the following assumptions:

Volatility — The expected share price volatilities are estimated based on the historical and implied volatilities of comparable publicly traded companies as the Company does not have sufficient history of trading its common shares.

Risk-Free Interest Rate — The risk-free interest rates are based on U.S. Treasury yields in effect at the grant date for notes over the expected option term.

Expected Life — The expected term of options granted to employees represents the period that the share-based awards are expected to be outstanding. The Company utilizes historical data when establishing the expected term assumptions. For options granted with an extended exercise term, refer to the below section for details.

Dividend Yield — The expected dividend yield assumption of zero is based on our current expectations about our anticipated dividend policy over the expected option term, and an estimate of expected forfeiture rates. Over the course of the Company’s history, it has not declared or paid any dividends to shareholders.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, such as the expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of share options granted to employees and directors that are subject to ASC 718, Compensation — Stock Compensation, requirements. These amounts are estimates and, thus, may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants.

A summary of the assumptions the Company utilized to record compensation expense for share options granted during the three and six months ended June 30, 2021 and 2020, is as follows:

	Six Months Ended
	June 30,
	2021	2020
Weighted average volatility	41.9%	42.7%
Expected term (in years)	5.9	6.0
Risk-free interest rate	0.6%	1.1%
Expected dividends	—	—

A summary of RSU award activity under the 2021 Plan is as follow:

	Restricted Stock Units
				Weighted-
		Performance-		Average
	Time-Based	Based	Total	Grant-Date
	Shares	Shares	Shares	Fair Value
Nonvested balance as of December 31, 2020	—	—	—	$—
Granted	9,729,078	6,060,670	15,789,748	50.71
Cancelled/Forfeited	(26,150)	—	(26,150)	56.06
Nonvested balance as of June 30, 2021	9,702,928	6,060,670	15,763,598	$50.70

Time-based RSUs vest based on a performance condition and a service condition. The performance condition will be satisfied upon the Closing of the merger with CCIV, and service condition will be met generally over 4.0 years. The Company granted 5,232,507 shares of the time-based RSUs to the CEO. Subject to the CEO’s continued employment on each vesting date, the CEO’s time-based RSUs will vest in sixteen equal quarterly installments beginning on the first Vesting date that is at least two months following the Closing.

The service condition for 25% of the Company’s non-CEO RSUs will be satisfied 375 days after the Closing. The remaining RSUs will be satisfied in equal quarterly installments thereafter, subject to continuous employment. The fair value of these award is estimated on the date of grant based on the market price of the CCIV’s stock times the actual exchange ratio on the Closing, discounted for lack of marketability.

All performance-based RSUs are granted to the CEO. The CEO performance RSUs will vest subject to the performance and market conditions. The performance condition will be satisfied upon the Closing of the merger. The market conditions will be satisfied and vest in five tranches based on the achievement of market capitalization goals applicable to each tranche over any six-month period subject to the CEO’s continued employment through the applicable vesting date. Any CEO performance RSUs that have not vested within five years after the Closing of the merger will be forfeited. The fair value of these award is estimated on the grant date using Monte Carlo simulation model, and used the following assumptions for the six months ended June 30, 2021:

Six Months Ended
June 30, 2021
Weighted average volatility	60.0%
Expected term (in years)	5.0
Risk-free interest rate	0.9%
Expected dividends	—

The Company recognizes compensation expense on a graded vesting schedule over the requisite vesting period for the time-based award. Stock-based compensation expense is recognized when the relevant performance condition is considered probable of achievement for the performance-based award. For the six months ended June 30, 2021, no compensation expense was recognized as the different vesting conditions were not met, and the performance condition cannot be deemed probable until the Closing occurs.

Total employee and nonemployee share-based compensation expense, including that related to the extended exercise terms for senior management and consultants for the three and six months ended June 30, 2021 and 2020, is classified in the consolidated statements of operations as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Research and development	$13,539	$552	$26,703	$1,393
Selling, general and administrative	10,910	458	102,541	588
Total	$24,449	$1,010	$129,244	$1,981

Total share-based compensation expense for the three and six months periods includes the $20.7 million and $123.6 million share-based compensation expense, respectively, related to the Series E convertible preferred shares issuance in March 2021 and April 2021. Refer to Note 5 “Contingent Forward Contracts” and Note 7 “Convertible Preferred Shares and Shareholders Deficit” for further detail.

NOTE 9 — SHARES-BASED AWARDS

Share Incentive Plans and Share Option Grants to Employees and Directors

In 2009, the Company adopted the 2009 Share Plan (the “2009 Plan”). In 2014, in connection with the Series C convertible preferred share financing, the Company adopted the 2014 Share Plan (the “2014 Plan”). Both the 2009 Plan

and the 2014 Plan provide for the granting of incentive and non-statutory share options to directors, officers, employees, and consultants. Under the 2009 Plan and the 2014 Plan, the Company may grant options to purchase up to 5,000,000 and 31,884,190 common shares, respectively, at prices not less than the fair market value (FMV) at the date of grant, with limited exceptions. These options generally expire 10 years from the date of grant and are exercisable when the options vest. Incentive share options and non-statutory options generally vest over four years, the majority of which vest at a rate of 25% on the first anniversary of the grant date, with the remainder vesting ratably each month over the next three years.

As of December 31, 2020, nil and 3,981,178 shares were remaining under the 2009 Plan and the 2014 Plan, respectively, for future grant. As of December 31, 2019, nil and 7,336,862 shares were remaining under the 2009 Plan and the 2014 Plan, respectively, for future grant.

A summary of share option activity under the 2009 Plan and the 2014 Plan is as follows:

Outstanding Options
				Weighted-
			Weighted	Average
			Average	Remaining	Intrinsic
	Shares Available for	Number of	Exercise	Contractual	Value (in
	Grant	Options	Price	Term	thousands)

Balance – January 1, 2019	19,257,865	14,716,256	$1.06	6.37	$12,341
Options granted	(12,943,015)	12,943,015	2.19
Options exercised	—	(424,761)	1.22
Options canceled	1,022,012	(1,022,012)	1.92
Balance – December 31, 2019	7,336,862	26,212,498	$1.58	6.27	$21,236
Options granted	(9,009,210)	9,009,210	3.06
Options exercised	—	(2,837,729)	1.15
Options canceled	5,653,526	(5,653,526)	1.17
Balance – December 31, 2020	3,981,178	26,730,453	$2.21	7.79	$118,155
Options vested and exercisable December 31, 2020		26,111,472	$1.75	6.75	$75,944

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of common shares. The aggregate intrinsic value of options exercised was approximately $8.3 million and $0.4 million in 2020 and 2019, respectively.

The total fair value of share options granted during the years ended December 31, 2020 and 2019, was approximately $14.8 million and $13.9 million, respectively, which is being recognized over the respective vesting periods. The total fair value of share options vested during the years ended December 31, 2020 and 2019, was approximately $3.9 million and $6.9 million, respectively. The unamortized share-based compensation for the years ended December 31, 2020 and 2019, was approximately $14.9 million and $6.6 million, and weighted average remaining amortization period as of December 31, 2020 and 2019 was 3.0 years and 2.7 years, respectively.

The Black-Scholes Model used to value share options incorporates the following assumptions:

Volatility — The expected share price volatilities are estimated based on the historical and implied volatilities of comparable publicly traded companies as the Company does not have sufficient history of trading its common shares.

Risk-Free Interest Rate — The risk-free interest rates are based on U.S. Treasury yields in effect at the grant date for notes over the expected option term.

Expected Life — The expected term of options granted to employees represents the period that the share-based awards are expected to be outstanding. The Company utilizes historical data when establishing the expected term assumptions. For options granted with an extended exercise term, refer to the below section for details.

Dividend Yield — The expected dividend yield assumption of zero is based on our current expectations about our anticipated dividend policy over the expected option term, and an estimate of expected forfeiture rates. Over the course of the Company’s history, it has not declared or paid any dividends to shareholders.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, such as the expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of share options granted to employees and directors that are subject to ASC 718, Compensation — Stock Compensation, requirements. These amounts are estimates and, thus, may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants.

A summary of the assumptions the Company utilized to record compensation expense for share options granted during the years ended December 31, 2020 and 2019, is as follows:

	Year Ended December 31,
	2020	2019
Weighted average volatility	58.98%	42.77%
Expected term (in years)	5.9	5.5
Risk-free interest rate	0.75%	2.11%
Expected dividends	—	—

The Company recognizes compensation on a straight-line basis over the requisite vesting period for each award.

During the year ended December 31, 2019, the Company granted 6.7 million options to senior management with an extended post-termination exercise term. The extended option exercise period for those options is the earliest of option expiration date, the first anniversary of a qualified IPO, or closing of a change of control. The Company also used the Black-Scholes option-pricing model to value the options with extended exercise term resulting in grant date fair value of $2.7 million in 2019, which were also expensed over the requisite vesting period for each award. In accordance with ASC 718-10-20, the change of control and IPO events are considered performance conditions and are not deemed probable until they occur, therefore the Company determined the expected life of the awards was 10 years, or equal to the contractual life, for use in the Black Scholes model. No such options were granted in 2020.

Following are the assumptions used in the valuation of these options:

For the Year Ended
December 31, 2019
Volatility	47.5%
Expected terms (in years)	10
Risk-free interest rate	2.59%
Expected dividends	—

Total employee and nonemployee share-based compensation expense, including that related to the extended exercise terms for senior management and consultants for the years ended December 31, 2020 and 2019, is classified in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$213	$443
Research and development	3,724	4,770
Selling, general and administrative	677	2,506
Total	$4,614	$7,719